Trade, other receivables and tax receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Schedule of receivables by due date
The following table summarizes Trade, other receivables and tax receivables by due date:

	At December 31
	2017					2016
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Trade receivables	€2,460	€—	€—	€—	€2,460	€2,479	€—	€—	€—	€2,479
Receivables from financing activities	2,946	194	—	194	3,140	2,407	171	—	171	2,578
Other receivables	2,481	414	58	472	2,953	2,387	308	102	410	2,797
Total Trade and other receivables	€7,887	€608	€58	€666	€8,553	€7,273	€479	€102	€581	€7,854

Tax receivables	€215	€62	€21	€83	€298	€206	€71	€22	€93	€299

Disclosure of allowance for credit losses
Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2017	Provision	Use and other changes	At December 31, 2017
	(€ million)
Allowance for Receivables from financing activities	€45	€66	€(66)	€45
Changes in the allowance for trade receivables were as follows:

	At January 1, 2017	Provision	Use and other changes	At December 31, 2017
	(€ million)
Allowance for doubtful accounts	€275	€76	€(82)	€269

Schedule of receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Group and are summarized as follows.

	At December 31
	2017	2016
	(€ million)
Dealer financing	€2,295	€2,115
Retail financing	420	286
Finance leases	4	6
Other	421	171
Total Receivables from financing activities	€3,140	€2,578

Disclosure of transferred financial assets that are not derecognised in their entirety
At December 31, 2017 and 2016, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31
	2017			2016
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€22	€335	€357	€34	€376	€410
Carrying amount of the related liabilities (Note 21)	€22	€335	€357	€34	€376	€410